Reserves - Reconciliation (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 1999 USD ($)	Dec. 31, 1993 GBP (£)
Disclosure of reserves within equity
Foreign exchange arising on consolidation	$ (957)	$ 608	$ (1,446)
Foreign exchange arising on designated liabilities in net investment hedges	(122)	24	(282)
Fair value movements on derivatives designated in net investment hedges	39	44	(8)
Cumulative gain (loss) on cost of hedging	(43)	(22)	(3)
Gain (loss) on cost of hedging	(21)	(19)	(7)
Foreign currency translation reserve from net investment hedging relationships for which hedge accounting is no longer applied	527
Other reserves
Disclosure of reserves within equity
Reserves from cancellation of share premium account | £					£ 1,255
Reserve from redenomination of share capital				$ 157
Retained earnings
Disclosure of reserves within equity
Cumulative translation differences included within Retained earnings, beginning of period	(3,014)	(3,694)	(1,934)
Foreign exchange arising on consolidation	(957)	608	(1,446)
Exchange adjustments on goodwill (recorded against other reserves)	(15)	4	(24)
Foreign exchange arising on designated liabilities in net investment hedges	(122)	24	(282)
Fair value movements on derivatives designated in net investment hedges	39	44	(8)
Net exchange movement in Retained earnings	(1,055)	680	(1,760)
Cumulative translation differences included within Retained earnings, end of period	(4,069)	$ (3,014)	$ (3,694)
Bonds designated as hedged items in net investment hedges
Disclosure of reserves within equity
Foreign exchange arising on designated liabilities in net investment hedges	59
Contingent consideration and other liabilities designated as hedged items in net investment hedges
Disclosure of reserves within equity
Foreign exchange arising on designated liabilities in net investment hedges	(181)
Contingent consideration and other liabilities designated as hedged items in net investment hedges | BMS's share of Global Diabetes Alliance
Disclosure of reserves within equity
Foreign exchange arising on designated liabilities in net investment hedges	$ (180)